SCHEDULE OF RECONCILIATION OF INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (1,248,755)	$ (909,593)	$ (2,415,991)	$ (3,330,107)	$ (3,939,961)	$ (2,714,616)
Expected income tax recovery at statutory rates					(591,000)	(407,000)
Provincial income tax recovery					(290,000)	(244,000)
Effect of income taxes from US operations					(100,000)	(42,000)
Change in statutory, foreign tax, foreign exchange rates and other					(18,000)	(32,000)
Permanent differences					3,000	103,000
Adjustment to prior years provision versus statutory tax returns					(43,000)	(53,000)
Change in valuation allowance					1,039,000	675,000
Deferred income tax recovery